Acquisitions and divestitures - PTVI (Details) - PT Vale Indonesia		12 Months Ended
	Oct. 17, 2014	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Divestment of shares to Indonesian participants ( as a percentage )	20.00%
Shares registered with Indonesian stock exchange ( as a percentage )	20.00%
Ownership interest in subsidiary (as a percent)	58.70%	59.20%
Collective ownership Interest held by the company and SMM, after the divestment (as a percentage)	59.00%
Sumitomo Metal Mining, Co., Ltd
Disclosure of detailed information about business combination [line items]
Ownership interest in subsidiary (as a percent)	20.10%